Cash and short-term deposits - Summary Of Cash and Cash Equivalents (Detail) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents [abstract]
Cash at banks and on hand	€ 161,760	€ 174,992
Short-term deposits	1,465	2,056
Total	€ 163,225	€ 177,048	€ 230,419	€ 124,344